Putnam Absolute Return 700 Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Absolute Return 700 Fund		Class A		Class B		Class C		Class M		Class R		Class R6	Class Y
Management fees	[1]	0.81%		0.81%		0.81%		0.81%		0.81%		0.81%	0.81%
Distribution and service (12b-1) fees		0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses		0.23%	[2]	0.23%	[2]	0.23%	[2]	0.23%	[2]	0.23%	[2]	0.12%	0.23%	[2]
Acquired fund fees and expenses		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Total annual fund operating expenses		1.30%		2.05%		2.05%		1.80%		1.55%		0.94%	1.05%
[1]	Management fees are subject to a performance adjustment.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Absolute Return 700 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	700	963	1,247	2,053
Class B	708	943	1,303	2,187
Class C	308	643	1,103	2,379
Class M	526	897	1,291	2,392
Class R	158	490	845	1,845
Class R6	96	300	520	1,155
Class Y	107	334	579	1,283

Expense Example, No Redemption - Putnam Absolute Return 700 Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	208	643	1,103	2,187
Class C	208	643	1,103	2,379